Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Less debt discount	$ (372,800)	$ (107,356)
Total, net of discount	2,797,574	762,644
Total, net of discount	2,797,574	762,644
Note Payable [Member]
Short-Term Debt [Line Items]
Demand notes	1,500,000
Related Party Demand Notes [Member]
Short-Term Debt [Line Items]
Demand notes	880,000	770,000
Demand Notes [Member]
Short-Term Debt [Line Items]
Demand notes	410,000	100,000
Cash Advance Agreement [Member]
Short-Term Debt [Line Items]
Demand notes	$ 380,374